Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment
Property and equipment, net consist of the following:

	Three months ended March 31, 2024	Year-ended December 31, 2023
Land	$422	$422
Assets not placed into service	1,671	831
Energy infrastructure	3,986	3,986
General infrastructure	12,214	12,214
IT infrastructure	838	824
Miners	17,251	15,802
Vehicle	76	76
Office furniture and equipment	343	343
Miner chip inventory	11,498	11,498

Gross property and equipment	$48,299	$45,996
Less: accumulated depreciation	(16,241)	(15,152)

Total property and equipment, net	$32,058	$30,844

Property and equipment, net consist of the following:

	Year Ended
	December 31, 2023	December 31, 2022
Land	$422	$659
Assets not placed into service	831	662
Energy infrastructure	3,986	4,664
General infrastructure	12,214	12,402
IT infrastructure	824	820
Miners	15,802	15,759
Vehicle	76	140
Office furniture and equipment	343	343
Miner chip inventory	11,498	11,498

Gross property and equipment	$45,996	$46,947
Less: accumulated depreciation	(15,152)	(9,791)

Total property and equipment, net	$30,844	$37,156